Servicing (Tables)	12 Months Ended
Dec. 31, 2012
Servicing [Abstract]
Schedule of Key Economic Assumptions Used in Determining Fair Value of Mortgage Servicing Rights
December 31,
	2012	2011
Annual constant prepayment speed (CPR)	17.86%	17.52%
Weighted average life (in months)	246	246
Discount rate	8.11%	8.13%

Schedule of Mortgage Servicing Rights Capitalized and Amortized
	December 31
	2012	2011

Balance - beginning of period:	$993	$960
Originated mortgage servicing rights capitalized	426	362
Amortization of mortgage servicing rights	(384)	(329)

Balance - end of period	1,035	993

Valuation allowances:
Balance - beginning of period	-	-
Additions	(19)	-
Reductions	-	-
Write-downs	-	-

Balance - end of period (net of allowances)	$1,016	$993